JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.1%
U.S. Treasury Notes
3.25%, 6/30/2029	190,000	185,569
4.25%, 6/30/2029	846,000	850,494
2.63%, 7/31/2029	89,000	85,228
4.00%, 7/31/2029	847,000	845,313
1.63%, 8/15/2029	415,000	384,977
3.13%, 8/31/2029	406,000	394,343
3.63%, 8/31/2029	789,000	778,213
3.50%, 9/30/2029	853,000	837,706
3.88%, 9/30/2029	342,000	339,849
4.00%, 10/31/2029	69,000	68,819
4.13%, 10/31/2029	827,000	828,002
1.75%, 11/15/2029	434,000	401,789
4.13%, 11/30/2029	182,000	182,228
3.88%, 12/31/2029	225,000	223,357
4.38%, 12/31/2029	195,000	196,836
4.25%, 1/31/2030	189,000	189,975
1.50%, 2/15/2030	412,000	375,660
4.00%, 2/28/2030	536,000	534,199
3.63%, 3/31/2030	446,000	438,526
4.00%, 3/31/2030	194,000	193,326
3.50%, 4/30/2030	226,000	221,056
3.88%, 4/30/2030	190,000	188,441
0.63%, 5/15/2030	973,000	850,463
3.75%, 5/31/2030	569,000	561,554
4.00%, 5/31/2030	776,000	772,969
3.75%, 6/30/2030	154,000	151,901
3.88%, 6/30/2030	850,000	842,463
3.88%, 7/31/2030	441,000	436,986
4.00%, 7/31/2030	592,000	589,341
0.63%, 8/15/2030	1,101,000	953,741
3.63%, 8/31/2030	172,000	168,694
4.13%, 8/31/2030	438,000	437,949
3.63%, 9/30/2030	190,000	186,289
4.63%, 9/30/2030	340,000	346,667
3.63%, 10/31/2030	169,000	165,607
4.88%, 10/31/2030	596,000	613,740
0.88%, 11/15/2030	877,000	761,962
3.50%, 11/30/2030	166,000	161,753
4.38%, 11/30/2030	346,000	349,433
3.63%, 12/31/2030	173,000	169,364
3.75%, 12/31/2030	592,000	582,519
3.75%, 1/31/2031	174,000	171,186
4.00%, 1/31/2031	628,000	624,296
1.13%, 2/15/2031	1,069,000	933,078
3.50%, 2/28/2031	404,000	393,111
3.88%, 3/31/2031	173,000	171,013
3.88%, 4/30/2031	172,000	169,998
4.63%, 4/30/2031	654,000	667,693

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
1.63%, 5/15/2031	947,000	840,759
4.63%, 5/31/2031	30,000	30,629
4.25%, 6/30/2031	658,000	660,827
4.13%, 7/31/2031	659,000	657,970
1.25%, 8/15/2031	1,223,000	1,057,322
3.75%, 8/31/2031	664,000	650,954
3.63%, 9/30/2031	666,000	648,700
4.13%, 10/31/2031	362,000	361,024
1.38%, 11/15/2031	1,199,000	1,035,683
4.38%, 1/31/2032	658,000	663,835
1.88%, 2/15/2032	1,154,000	1,018,315
2.88%, 5/15/2032	976,000	907,299
4.00%, 6/30/2032	443,000	437,670
4.00%, 7/31/2032	165,000	162,918
2.75%, 8/15/2032	1,072,000	985,361
3.88%, 8/31/2032	376,000	368,495
3.75%, 10/31/2032	215,000	208,970
4.13%, 11/15/2032	752,000	746,683
4.00%, 1/31/2033	25,000	24,613
3.50%, 2/15/2033	1,073,000	1,025,008
3.75%, 2/28/2033	159,000	154,187
4.25%, 3/31/2033	153,000	152,761
3.38%, 5/15/2033	792,000	748,780
3.88%, 8/15/2033	1,030,000	1,003,083
4.50%, 11/15/2033	1,126,000	1,139,283
4.00%, 2/15/2034	779,000	762,233
4.38%, 5/15/2034	1,216,000	1,218,755
3.88%, 8/15/2034	1,225,000	1,184,518
4.25%, 11/15/2034	1,101,000	1,091,409
4.63%, 2/15/2035	1,207,000	1,227,698
4.25%, 5/15/2035	1,217,000	1,203,404
4.25%, 8/15/2035	1,198,000	1,183,259
4.00%, 11/15/2035	535,000	517,445
4.13%, 2/15/2036	542,000	528,704
Total U.S. Treasury Obligations (Cost $45,764,355)		45,586,230
	SHARES
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan Prime Money Market Fund Class IM Shares, 3.74% (a) (b) (Cost $331,399)	331,351	331,417
Total Investments — 99.8% (Cost $46,095,754)		45,917,647
Other Assets in Excess of Liabilities — 0.2%		88,253
NET ASSETS — 100.0%		46,005,900

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$45,586,230	$—	$45,586,230
Short-Term Investments
Investment Companies	331,417	—	—	331,417
Total Investments in Securities	$331,417	$45,586,230	$—	$45,917,647

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.74% (a) (b)	$200,151	$544,811	$413,518	$(39)	$12	$331,417	331,351	$699	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.